Property Plant And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Returnable assets, residual value	$ 9,048,877	$ 8,218,006
Finance and transaction cost capitalisation percentage	7.00%